Capital disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 598	$ 595
Cash and cash equivalents	1,162	1,568	$ 461
Net debt	(625)	(1,039)
Shareholders’ equity	7,619	7,656	$ 2,478
Total capital	$ 8,217	$ 8,251
Total debt to total capital	7.00%	7.00%
Total capital, net of cash	$ 6,994	$ 6,617
Net debt to total capital	(9.00%)	(16.00%)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 37	$ 28
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	500	501
Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Borrowings	0	1
Open letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 61	$ 65